Document and Entity Information	Feb. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001599901
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	Avidity Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39321
Entity Tax Identification Number	46-1336960
Entity Address, Address Line One	3020 Callan Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	401-7900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RNAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false